Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,052.7	$ 5,243.8
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,791.7	2,240.6
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,901.4	1,803.5
Powersports PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	799.8	707.5
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 559.8	$ 492.2